Investment in material joint ventures - Joint venture income (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Joint venture
Revenue		$ 6,660	$ 6,676	$ 6,390
Operating profit (loss)		468	205	435
Net finance expense		(659)	(479)	(638)
Profit/(loss) before tax		(240)	(274)	(203)
Income tax		(44)	(18)	77
Profit/(loss) from continuing operations		(284)	(292)	(126)
Exceptional items
Joint venture
Operating profit (loss)		(53)	(311)	(123)
Net finance expense		(203)	(22)	(132)
Profit/(loss) before tax		(295)	(333)	(255)
Income tax		(3)	49	124
Profit/(loss) from continuing operations		$ (298)	$ (284)	$ (131)
Trivium Packaging B.V.
Joint venture
Revenue	$ 351
Expenses	(408)
Operating profit (loss)	(57)
Net finance expense	(56)
Profit/(loss) before tax	(113)
Income tax	(1)
Profit/(loss) from continuing operations	(114)
Interest expense	25
Trivium Packaging B.V. | Exceptional items
Joint venture
Profit/(loss) from continuing operations	(92)
Interest expense	$ 31